Share-based compensation - Summary of Black-Scholes Option-Pricing Models (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Payments [Line Items]
Weighted-average share price (in dollars per share)	$ 283.15	$ 162.82	$ 136.09
Bottom of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	34.10%	30.00%	30.10%
Risk-free interest rate (%)	0.20%	0.10%	1.40%
Expected life of stock options (years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 6 months
Top of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	43.10%	42.80%	35.20%
Risk-free interest rate (%)	1.10%	1.70%	2.60%
Expected life of stock options (years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days